UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08295

New Providence Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)             (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: July 1, 2006 - June 30, 2007

PROXY VOTING RECORDS

Date Range 07/01/2006 to 06/30/2007

WISDOM FUND

Meeting	Issuer\		Security[Symbol]	Meet Type	Vote	For/Agst	Record	Shares
Date	Agenda Items			Prop Type	Cast	Mrv	Date	Voted
9/7/2006	BLOCK (H&R), INC.		093671105 [HRB ]	Annual Meeting			7/5/2006	1,000.00
	1	Election of Directors		Mgmt	For	For		1,000.00
	2	Approval of an amendment to the 1999 Stock Option Plan for Seasonal Employees to extend the Plan for three years, such that it will terminate, unless further extended, on December 31, 2009.		Mgmt	For	For		1,000.00
	3	Approval of the material terms of performance goals for performance shares issued pursuant to the 2003 Long-Term Executive Compensation Plan.		Mgmt	For	For		1,000.00
	4	Ratification of the appointment of KPMG LLP as the Company's independent accountants for the year ending April 30, 2007.		Mgmt	For	For		1,000.00
9/18/2006	NIKE, INC.		654106103 [NKE ]	Annual Meeting			7/25/2006	3,600.00
	1	Election of Directors		Mgmt	For	For		3,600.00
	2	Shareholder proposal regarding charitable contributions report.		Shldr	Against	For		3,600.00
	3	Proposal to ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.		Mgmt	For	For		3,600.00
10/10/2006	PROCTER & GAMBLE COMPANY (THE)		742718109 [PG ]	Annual Meeting			8/11/2006	46,295.00
	1	Election of Directors		Mgmt	For	For		46,295.00
	2	Approve amendment to the Code of Regulations to decrease the Authorized Number of Directors on the Board.		Mgmt	For	For		46,295.00
	3	Ratify Appointment of the Independent Registered Public Accounting Firm.		Mgmt	For	For		46,295.00
	4	Reapprove and Amend the Material Terms of the Performance Criteria Under the Procter & Gamble 2001 Stock and Incentive Compensation Plan.		Mgmt	For	For		46,295.00
	5	Shareholder Proposal - Award no Future Stock Options.		Shldr	Against	For		46,295.00
10/17/2006	DIAGEO PLC ADR		25243Q205 [DEO ]	Annual Meeting			8/31/2006	3,000.00
	1	Report and accounts 2006.		Mgmt	For	For		3,000.00
	2	Directors' remuneration report 2006.		Mgmt	For	For		3,000.00
	3	Declaration of final dividend.		Mgmt	For	For		3,000.00
	4	Re-election of Lord Hollick of Notting Hill.		Mgmt	For	For		3,000.00
	5	Re-election of Mr HT Stitzer.		Mgmt	For	For		3,000.00
	6	Re-election of Mr PS Walsh.		Mgmt	For	For		3,000.00
	7	Election of Ms LM Danon.		Mgmt	For	For		3,000.00
	8	Re-appointment and remuneration of auditor.		Mgmt	For	For		3,000.00
	9	Authority to allot relevant securities.		Mgmt	For	For		3,000.00
	10	Disapplication of pre-emption rights.		Mgmt	For	For		3,000.00
	11	Authority to purchase own ordinary shares.		Mgmt	For	For		3,000.00
	12	Authority to make EU political donations/expenditure.		Mgmt	For	For		3,000.00
	13	Adoption of Diageo plc 2006 Irish Profit Sharing Scheme.		Mgmt	For	For		3,000.00
	14	Amendments to Diageo Executive Share Option Plan.		Mgmt	For	For		3,000.00
10/24/2006	DUKE ENERGY CORPORATION		26441C105 [DUK ]	Annual Meeting			8/25/2006	12,500.00
	1	Election of Directors		Mgmt	For	For		12,500.00
	2	Approval of the Duke Energy Corporation 2006 Long-Term Incentive Plan.		Mgmt	For	For		12,500.00
	3	Ratification of Deloitte & Touche LLP as Duke Energy's independent public accountant for 2006.		Mgmt	For	For		12,500.00
10/24/2006	KENNAMETAL INC.		489170100 [KMT ]	Annual Meeting			9/5/2006	3,000.00
	I	Election of Directors		Mgmt	For	For		3,000.00
	II	The approval of the amendment to Kennametal's Amended and Restated Articles of Incorporation.		Mgmt	For	For		3,000.00
	III	Ratification of the selection of the independent registered public accounting firm for the fiscal year ending June 30, 2007.		Mgmt	For	For		3,000.00
11/1/2006	PETROCHINA COMPANY LIMITED ADS		71646E100 [PTR ]	Special Meeting			9/20/2006	3,000.00
	1	"That the continuing connected transactions arising as a result of the acquisition of a 67% interest in PetroKazakhstan Inc. by PetroChina through CNPC Exploration and development Company Limited ("Acquisition"), as set out in the circular of PetroChina d		Mgmt	For	For		3,000.00
	2	"That the proposed revision to the existing annual caps for the three years from 1 January 2006 to 31 December 2008 of each of the continuing connected transaction under the Amended Comprehensive Agreement as a result of the Acquisition, as set out in the		Mgmt	For	For		3,000.00
	3	"That the proposed revision to the existing annual caps for the three years from 1 January 2006 to 31 December 2008 of each of the continuing connected transaction under the Amended Comprehensive Agreement as a result of changes to PetroChina's production		Mgmt	For	For		3,000.00
	4	"That the proposed revision to the existing annual caps for the three years from 1 January 2006 to 31 December 2008 in respect of the products and services to be provided by PetroChina and its subsidiaries to China Railway Materials and Suppliers Corporat		Mgmt	For	For		3,000.00
	5	"That the proposed amendments to the articles of association of PetroChina as set out in the Circular be and hereby generally and unconditionally approved. The board of directors of PetroChina should be authorized, as proposed to be approved at the EGM, t		Mgmt	For	For		3,000.00
11/10/2006	SYSCO CORPORATION		871829107 [SYY ]	Annual Meeting			9/12/2006	8,666.00
	1	Election of Directors		Mgmt	For	For		8,666.00
	2	Approval of the Ratification of Appointment of Ernst & Young LLP as the Company's Independent Accountants for Fiscal 2007.		Mgmt	For	For		8,666.00
	3	Shareholder Proposal requesting that the Board of Directors implement a majority vote policy by taking certain specified actions.		Shldr	Against	For		8,666.00
12/7/2006	FOMENTO ECONOMICO MEXICANO, S.A.B. DE C.V.		344419106 [FMX ]	Special Meeting			11/15/2006	2,000.00
	EI	To amend the by-laws of the Company to include the formation of committees, and other adjusts to comply with the provisions of the Mexican Securities Market Law (Ley del Mercado de Valores).		Mgmt	For	For		2,000.00
	EII	Appointment of delegates to execute and formalize the resolutions adopted during the meeting.		Mgmt	For	For		2,000.00
	EIII	Minutes of the Shareholders' Meeting.		Mgmt	For	For		2,000.00
	OI	Election and/or ratification of members of the board of directors and secretary and their alternates; qualification of their independence in accordance to the Mexican Securities Market Law, and resolution with respect to their remuneration.		Mgmt	For	For		2,000.00
	OII	Proposal to form committees of the Board of Directors, including the Audit and Corporate Practices Committees, appointment of the chairman for such committees, and resolution with respect to their remuneration.		Mgmt	For	For		2,000.00
	OIII	Appointment of delegates to execute and formalize the resolutions adopted during the meeting.		Mgmt	For	For		2,000.00
	OIV	Minutes of the Shareholders' Meeting.		Mgmt	For	For		2,000.00
12/19/2006	KINDER MORGAN, INC.		49455P101 [KMI ]	Special Meeting			11/8/2006	1,140.00
	1	Board proposal to approve and adopt the Agreement and Plan of Merger among Kinder Morgan, Inc., Knight Holdco LLC and Knight Acquisition Co., as it may be amended from time to time.		Mgmt	For	For		1,140.00
	2	Board proposal to adjourn the special meeting to a later date to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve proposal number 1.		Mgmt	For	For		1,140.00
1/31/2007	COSTCO WHOLESALE CORPORATION		22160K105 [COST ]	Annual Meeting			12/1/2006	6,500.00
	1	Election of Directors		Mgmt	For	For		6,500.00
	2	Ratification of selection of independent auditors.		Mgmt	For	For		6,500.00
1/31/2007	SONIC CORP.		835451105 [SONC ]	Annual Meeting			12/4/2006	1,000.00
	1	Election of Directors		Mgmt	For	For		1,000.00
	2	Ratification of the selection of Ernst & Young LLP as the Company's independent registered public accounting firm.		Mgmt	For	For		1,000.00
3/5/2007	WHOLE FOODS MARKET, INC.		966837106 [WFMI ]	Annual Meeting			1/8/2007	3,000.00
	1	Election of Directors		Mgmt	For	For		3,000.00
	2	Ratification of the appointment of Ernst & Young, LLP as independent public accountants for fiscal year 2007.		Mgmt	For	For		3,000.00
	3	Proposal to approve the consolidation, amendment and restatement of the Company's Stock Option Plans.		Mgmt	For	For		3,000.00
	4	Proposal to approve the amendment and restatement of the Company's Team Member Stock Purchase Plan.		Mgmt	For	For		3,000.00
	5	Shareholder proposal regarding the Company's energy use.		Shldr	Against	For		3,000.00
	6	Shareholder proposal regarding separating the roles of our Company CEO and Chairman of the Board.		Shldr	Against	For		3,000.00
3/6/2007	NOVARTIS AG ADS		66987V109 [NVS ]	Annual Meeting			2/6/2007	6,000.00
	1	Approval of the annual report, the financial statements of Novartis AG and the Group consolidated financial statements for the year 2006		Mgmt	For	For		6,000.00
	2	Approval of the activities of the Board of Directors		Mgmt	For	For		6,000.00
	3	Appropriation of available earnings of Novartis AG as per balance sheet and declaration of dividend		Mgmt	For	For		6,000.00
	4.2.1	Re-election of Hans-Joerg Rudloff for a three-year term		Mgmt	For	For		6,000.00
	4.2.2	Re-election of Dr. Daniel Vasella for a three-year term		Mgmt	For	For		6,000.00
	4.3	Election of new member: Marjorie M. Yang		Mgmt	For	For		6,000.00
	5	Appointment of the auditors and the Group auditors		Mgmt	For	For		6,000.00
	6	Additional and/or counter-proposals presented at the meeting		Mgmt	For	For		6,000.00
3/8/2007	TYCO INTERNATIONAL LTD.		902124106 [TYC ]	Annual Meeting			1/12/2007	3,500.00
	1	Election of Directors		Mgmt	For	For		3,500.00
	2	Re-appointment of Deloitte & Touche LLP as Tyco's independent auditors and authorization for the Audit Committee of the Board of Directors to set the auditors' remuneration.		Mgmt	For	For		3,500.00
3/8/2007	TYCO INTERNATIONAL LTD.		902124106 [TYC ]	Special Meeting			1/16/2007	3,500.00
	1a	Approval of reverse stock split of the Company's common shares at a split ratio of 1 for 4.		Mgmt	For	For		3,500.00
	1b	Approval of consequential amendment to the Company's Amended & Restated By-Laws.		Mgmt	For	For		3,500.00
3/14/2007	WRIGLEY (WM.) JR. COMPANY		982526105 [WWY ]	Annual Meeting			1/12/2007	6,800.00
	1	Election of Directors		Mgmt	For	For		6,800.00
	2	Amendment to the Second Restated Certificate of Incorporation to permit amendment of the Bylaws of the Company to adopt majority voting for the election of directors.		Mgmt	For	For		6,800.00
	3	To ratify the appointment of the Company's independent registered public accounting firm (independent auditors) for the year ending December 31, 2007.		Mgmt	For	For		6,800.00
3/14/2007	WRIGLEY (WM.) JR. COMPANY		982526204 [WWY ]	Annual Meeting			1/12/2007	2,450.00
	1	Election of Directors		Mgmt	For	For		2,450.00
	2	Amendment to the Second Restated Certificate of Incorporation to permit amendment of the Bylaws of the Company to adopt majority voting for the election of directors.		Mgmt	For	For		2,450.00
	3	To ratify the appointment of the Company's independent registered public accounting firm (independent auditors) for the year ending December 31, 2007.		Mgmt	For	For		2,450.00
3/29/2007	FOMENTO ECONOMICO MEXICANO, S.A.B. DE C.V.		344419106 [FMX ]	Annual Meeting			3/1/2007	2,000.00
	I	Report of the Board of Directors; presentation of the Financial Statements of Fomento Economico Mexicano, S.A.B. de C.V., for the 2006 Fiscal Year, report of the chief executive officer and the opinion of the board of directors with respect to such report		Mgmt	For	For		2,000.00
	II	Report of the external auditor with respect to the compliance of tax obligations of the Company.		Mgmt	For	For		2,000.00
	III	Application of the Results for the 2006 Fiscal Year, including the payment of a cash dividend, in Mexican pesos, in the amount of Ps. $0.2221689269 per Series "B" share, and Ps. $0.2777111586 per each Series "D" share, corresponding to Ps. $1.1108446345 p		Mgmt	For	For		2,000.00
	IV	Proposal to determine the maximum amount to be used in the share repurchase program in the amount of Ps. 3,000,000,000.00 Mexican Pesos.		Mgmt	For	For		2,000.00
	V	Proposal to divide all the Series "B" and Series "D" shares of stock outstanding, which form the "B" Units and "BD" Units, in three (3) new shares of the same series.		Mgmt	For	For		2,000.00
	VI	Election of Members of the Board of Directors, qualification of their independence in accordance with the Mexican Securities Law, and resolution with respect to their remuneration.		Mgmt	For	For		2,000.00
	VII	Proposal to form the committees of the board of directors: (i) finance and planning, (ii) audit, and (iii) corporate practices; appointment of their respective chairperson, and resolution with respect to their remuneration.		Mgmt	For	For		2,000.00
	VIII	Appointment of delegates for the Shareholders' Meeting.		Mgmt	For	For		2,000.00
	IX	Minutes of the Shareholders' Meeting.		Mgmt	For	For		2,000.00

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust

By: (Signature and Title)	/s/ C. Douglas Davenport
                                                C. Douglas Davenport
                                                President, Treasurer, Principal Executive Officer, and
                                                Principal Financial Officer

Date: August 31, 2007